Debt, Cash and Cash Equivalents - Summary of Bond Issues (Detail) € in Millions, $ in Millions	1 Months Ended
	Jun. 30, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Sep. 30, 2016 EUR (€)	Apr. 30, 2016 EUR (€)	Sep. 30, 2015 EUR (€)	Sep. 30, 2014 EUR (€)	Nov. 30, 2013 EUR (€)	Sep. 30, 2013 EUR (€)	Mar. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Oct. 31, 2009 EUR (€)
Sanofi Euro Medium Term Notes (EMTN) bonds [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 8,000
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | October 2009 EMTN ISIN XS0456451771 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date											October 2019
Annual interest rate											4.125%
Notional amount											€ 800
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | September 2013 EMTN ISIN FR0011560333 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date								September 2020
Annual interest rate								1.875%
Notional amount								€ 1,000
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | November 2013 EMTN ISIN FR0011625433 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date							November 2023
Annual interest rate							2.50%
Notional amount							€ 1,000
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | September 2014 EMTN ISIN FR0012146777 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date						March 2022
Annual interest rate						1.125%
Notional amount						€ 1,000
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | September 2014 EMTN ISIN FR0012146801 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date						September 2026
Annual interest rate						1.75%
Notional amount						€ 1,510
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | September 2015 EMTN ISIN FR0012969012 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date					March 2019
Annual interest rate					E3M + 0.30%
Notional amount					€ 750
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | September 2015 EMTN ISIN FR0012969020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date					September 2021
Annual interest rate					0.875%
Notional amount					€ 500
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | September 2015 EMTN ISIN FR0012969038 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date					September 2025
Annual interest rate					1.50%
Notional amount					€ 750
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | April 2016 EMTN ISIN FR0013143989 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date				April 2019
Annual interest rate				0.00%
Notional amount				€ 500
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | April 2016 EMTN ISIN FR0013143997 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date				April 2024
Annual interest rate				0.625%
Notional amount				€ 600
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | April 2016 EMTN ISIN FR00113144003 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date				April 2028
Annual interest rate				1.125%
Notional amount				€ 700
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | September 2016 EMTN ISIN FR0013201613 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date			January 2020
Annual interest rate			0.00%
Notional amount			€ 1,000
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | September 2016 EMTN ISIN FR0013201621 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date			September 2022
Annual interest rate			0.00%
Notional amount			€ 850
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | September 2016 EMTNISINFR0013201639 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date			January 2027
Annual interest rate			0.50%
Notional amount			€ 1,150
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | March 2018 EMTN ISIN FR0013324316 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		March 2020
Annual interest rate		E3M + 0.15%
Notional amount		€ 1,000
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | March 2018 EMTN ISIN FR0013324324 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		March 2020
Annual interest rate		0.00%
Notional amount		€ 500
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | March 2018 EMTN ISIN FR0013324332 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		March 2023
Annual interest rate		0.50%
Notional amount		€ 1,750
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | March 2018 EMTN ISIN FR0013324340 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		March 2026
Annual interest rate		1.00%
Notional amount		€ 1,500
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | March 2018 EMTN ISIN FR0013324357 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		March 2030
Annual interest rate		1.375%
Notional amount		€ 2,000
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | March 2018 EMTN ISIN FR0013324373 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		March 2038
Annual interest rate		1.875%
Notional amount		€ 1,250
Shelf registration statement program [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $	$ 2,000
Shelf registration statement program [member] | March 2011 SNFISIN US80105NAG07 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date									March 2021
Annual interest rate									4.00%
Notional amount | $									$ 2,000
Shelf registration statement program [member] | June 2010 GZISIN US372917AS37 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date										June 2020
Annual interest rate										5.00%
Notional amount | $										$ 500
Shelf registration statement program [member] | June 2018 SNFISINUS801060AC87 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	June 2023
Annual interest rate	3.375%
Notional amount | $	$ 1,000
Shelf registration statement program [member] | June 2018 SNFISINUS801060AD60 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	June 2028
Annual interest rate	3.625%
Notional amount | $	$ 1,000